Commitments and contingencies (Details) - CAD ($) $ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Mar. 04, 2022
Disclosure of contingent liabilities [line items]
Commitments for property, plant and equipment and intangible assets		$ 3,036
Purchase obligations		1,890
Leases committed not yet commenced		16
Total		4,942
Revenue from contracts with customers		(23,449)	$ (22,883)
Major purchases of assets [member]
Disclosure of contingent liabilities [line items]
Contractual asset commitments				$ 1,400
Legal proceedings contingent liability
Disclosure of contingent liabilities [line items]
Revenue from contracts with customers	$ 44
2022
Disclosure of contingent liabilities [line items]
Commitments for property, plant and equipment and intangible assets		1,104
Purchase obligations		542
Leases committed not yet commenced		7
Total		1,653
2023
Disclosure of contingent liabilities [line items]
Commitments for property, plant and equipment and intangible assets		757
Purchase obligations		380
Leases committed not yet commenced		2
Total		1,139
2024
Disclosure of contingent liabilities [line items]
Commitments for property, plant and equipment and intangible assets		461
Purchase obligations		245
Leases committed not yet commenced		6
Total		712
2025
Disclosure of contingent liabilities [line items]
Commitments for property, plant and equipment and intangible assets		334
Purchase obligations		210
Leases committed not yet commenced		1
Total		545
2026
Disclosure of contingent liabilities [line items]
Commitments for property, plant and equipment and intangible assets		219
Purchase obligations		292
Leases committed not yet commenced		0
Total		511
THERE- AFTER
Disclosure of contingent liabilities [line items]
Commitments for property, plant and equipment and intangible assets		161
Purchase obligations		221
Leases committed not yet commenced		0
Total		$ 382